Commitments and Contingencies (Details Narrative) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 50	$ 50	$ 69	$ 9